Investments in Subsidiaries (Non-Controlling Interests in Subsidiaries - Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments in subsidiaries and investee companies [Line Items]
Current assets	$ 4,548,000	$ 3,909,000
Non-current assets	7,202,000	7,171,000
Current liabilities	(2,606,000)	(2,612,000)
Non-current liabilities	(3,431,000)	(3,732,000)
Equity	(5,713,000)	(4,736,000)	$ (4,088,000)	$ (4,061,000)
Non-controlling interests [Member]
Investments in subsidiaries and investee companies [Line Items]
Current assets	267	231
Non-current assets	392	408
Current liabilities	(145)	(168)
Non-current liabilities	(48)	(83)
Equity	$ (466)	$ (388)